Note 8 - Loans Receivable, Net and Allowance for Loan Losses - Troubled Debt Restructuring Loans (Details) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Troubled debt restructuring, number of contracts	8	9
Troubled debt restructuring, recorded investment	$ 733	$ 781
Troubled debt restructuring, related allowance	39	32
Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Accruing Instrument [Member]
Troubled debt restructuring, recorded investment	$ 733	$ 781
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Troubled debt restructuring, number of contracts
Troubled debt restructuring, recorded investment
Troubled debt restructuring, related allowance
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Troubled debt restructuring, number of contracts	5	5
Troubled debt restructuring, recorded investment	$ 551	$ 564
Troubled debt restructuring, related allowance	28	25
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment	$ 551	$ 564
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Troubled debt restructuring, number of contracts
Troubled debt restructuring, recorded investment
Troubled debt restructuring, related allowance
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Troubled debt restructuring, number of contracts	1	1
Troubled debt restructuring, recorded investment	$ 133	$ 133
Troubled debt restructuring, related allowance	11	7
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment	$ 133	$ 133
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Troubled debt restructuring, number of contracts
Troubled debt restructuring, recorded investment
Troubled debt restructuring, related allowance
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Troubled debt restructuring, number of contracts	2	3
Troubled debt restructuring, recorded investment	$ 49	$ 84
Troubled debt restructuring, related allowance
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment	$ 49	$ 84
Commercial Portfolio Segment [Member]
Troubled debt restructuring, number of contracts
Troubled debt restructuring, recorded investment
Troubled debt restructuring, related allowance
Commercial Portfolio Segment [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Commercial Portfolio Segment [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment
Consumer Portfolio Segment [Member]
Troubled debt restructuring, number of contracts
Troubled debt restructuring, recorded investment
Troubled debt restructuring, related allowance
Consumer Portfolio Segment [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Consumer Portfolio Segment [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment